Related Party Transactions (Details Narrative)	3 Months Ended
Mar. 31, 2026 USD ($)
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Administrative charges and rental	$ 6,673